Consolidated Balance Sheets - Unaudited (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	May 21, 2009 BankUnited, FSB and Subsidiaries
ASSETS
Investment securities available for sale, covered securities	$ 255,709	$ 263,568	$ 275,726
Loans, covered loans	$ 2,923,637	$ 3,396,047	$ 4,486,878
Stockholders' equity:
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	400,000,000	110,000,000	110,000,000	100,000
Common Stock, shares issued (in shares)	97,249,874	92,971,850	92,767,310	100,000
Common Stock, shares outstanding (in shares)	97,249,874	92,971,850	92,767,310	100,000